Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Cost:
Cost of property, plant and equipment	$ 376,571	$ 369,566
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	217,112	216,521
Depreciated cost	159,459	153,045
Land [Member]
Cost:
Cost of property, plant and equipment	7,667	8,454
Buildings [Member]
Cost:
Cost of property, plant and equipment	151,054	147,293
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	54,440	55,037
Leasehold Improvements [Member]
Cost:
Cost of property, plant and equipment	2,299	2,289
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	1,326	1,216
Machinery and Equipment [Member]
Cost:
Cost of property, plant and equipment	176,852	173,981
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	125,822	125,484
Computer Equipment [Member]
Cost:
Cost of property, plant and equipment	29,112	28,308
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	27,568	27,017
Motor Vehicles [Member]
Cost:
Cost of property, plant and equipment	232	235
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	200	185
Furniture, Fixtures and Office Equipment [Member]
Cost:
Cost of property, plant and equipment	9,355	9,006
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	$ 7,756	$ 7,582